Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal	$ 15,803	$ 6,334	$ (29,904)
State and local	3,652	2,307	818
Foreign	4,931	27,546	25,448
Total current	24,386	36,187	(3,638)
Deferred:
Federal	34,237	21,355	37,646
State and local	863	5,455	7,549
Foreign	12,087	904	1,087
Total deferred	47,187	27,714	46,282
Income taxes relating to continuing operations	$ 71,573	$ 63,901	$ 42,644